Financial risk management - Disclosure of treasury credit risk (Details) £ in Millions	12 Months Ended
Mar. 31, 2023 GBP (£)
Triple ‘A’ G7 sovereign entities (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	£ 2,502
Triple ‘A’ G7 sovereign entities (AAA) | Long-term limit
Disclosure of credit risk exposure [line items]
Maximum limit	1,877
Triple ‘A’ vehicles (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	500
Triple ‘A’ vehicles (AAA) | Long-term limit
Disclosure of credit risk exposure [line items]
Maximum limit	0
Triple ‘A’ range institutions and non-G7 sovereign entities (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	2,275
Triple ‘A’ range institutions and non-G7 sovereign entities (AAA) | Long-term limit
Disclosure of credit risk exposure [line items]
Maximum limit	1,706
Double ‘A+’ G7 sovereign entities (AA+)
Disclosure of credit risk exposure [line items]
Maximum limit	2,275
Double ‘A+’ G7 sovereign entities (AA+) | Long-term limit
Disclosure of credit risk exposure [line items]
Maximum limit	1,706
Double ‘A’ range institutions (AA) | Bottom of range
Disclosure of credit risk exposure [line items]
Maximum limit	1,365
Maximum limit, utilisation	27
Double ‘A’ range institutions (AA) | Top of range
Disclosure of credit risk exposure [line items]
Maximum limit	1,820
Maximum limit, utilisation	238
Double ‘A’ range institutions (AA) | Long-term limit | Bottom of range
Disclosure of credit risk exposure [line items]
Maximum limit	1,024
Maximum limit, utilisation	18
Double ‘A’ range institutions (AA) | Long-term limit | Top of range
Disclosure of credit risk exposure [line items]
Maximum limit	1,365
Maximum limit, utilisation	222
Single ‘A’ range institutions (A) | Bottom of range
Disclosure of credit risk exposure [line items]
Maximum limit	455
Maximum limit, utilisation	8
Single ‘A’ range institutions (A) | Top of range
Disclosure of credit risk exposure [line items]
Maximum limit	910
Maximum limit, utilisation	498
Single ‘A’ range institutions (A) | Long-term limit | Bottom of range
Disclosure of credit risk exposure [line items]
Maximum limit	341
Maximum limit, utilisation	6
Single ‘A’ range institutions (A) | Long-term limit | Top of range
Disclosure of credit risk exposure [line items]
Maximum limit	682
Maximum limit, utilisation	£ 340